Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Basis of presentation
Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar," "$" or "US$") rounded to the nearest million, unless otherwise stated. The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary (though not directly or indirectly holding more than 50% of the voting control).

The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2019 (SEC File No. 333-224459).

The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due. Therefore, financial information in this report does not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.

Credit Losses
Credit Losses

We adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326) on January 1, 2020. Refer to Note 3 – Current Expected Credit Losses for more information on the adoption of this update and the changes to our accounting policy.

Use of Estimates
Use of Estimates

The preparation of our consolidated financial statements requires us to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, revenues and expenses and related disclosure of contingent assets and liabilities. The full extent to which the COVID-19 pandemic will directly or indirectly impact our business, results of operations and financial condition, including sales, expenses and reserves and allowances will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact on local, regional, national and international customers and markets. We have made estimates of the impact of COVID-19 within our financial statements and there may be changes to those estimates in future periods. Actual results may differ from these estimates.

Presentation of rig management revenues and expenses	Presentation of rig management revenues and expensesIn 2019, we entered into management contract arrangements with Sonadrill and Northern Ocean which increased the volume of activity where we are managing rigs on behalf of other parties. We have therefore separately presented the revenues and expenses earned under arrangements where we provide management or operational services to other parties as separate revenue and expense line items and have presented the results of these activities as a separate operating segment (see Note 4 - Segment information).
Recently adopted accounting standards
Recently adopted accounting standards

We adopted the following accounting standard updates ("ASUs") since the reporting date of our Form 20-F report which covered the period to December 31, 2019.

ASU 2016-13 - Financial Instruments - Measurement of Credit Losses on Financial Instruments (Also 2019-04, 2019-05, 2019-10 & 2019-11)

Effective January 1, 2020, we adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The accounting standard update requires us to establish allowances for estimated future credit losses on all trade and loan receivables, based on a broad range of supportable information and evidence to inform our estimates. Refer to Note 3 - Current Expected Credit Losses. This is different to the previous guidance, which applied an "incurred loss" model and only required us to record allowances for credit losses where it was probable that a receivable would not be recovered in full.

On adoption of the guidance, we recorded an allowance of $143 million, primarily related to subordinated loan receivables due from certain affiliated entities (see note 26 for details). Our third party customers are mostly international or national oil companies with high credit standing and we have historically had a very low incidence of bad debt expense from these customers. Therefore, the adoption of the new guidance has not had a material impact on receivables due from third party customers.

We have recorded the offsetting entry for the initial reserve as a direct adjustment to retained earnings. The new guidance requires us to reassess the allowance each reporting period and record any adjustment to the reserve as a credit loss expense in the Consolidated Statement of Operations. The expense is allocated between operating and financial items on the statement of operations based on the nature of the assessed balance. Receivable balances are presented net of the allowance on the Consolidated Balance Sheet.
Other ASUs

We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:

ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance is effective for annual and interim periods beginning after December 15, 2019.

ASU 2018-15 Intangibles

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The update is intended to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. The guidance is effective for annual and interim periods beginning after December 15, 2019.

ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance is effective for annual and interim periods beginning after December 15, 2019.

Recently issued accounting standards

The FASB issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:

ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans

In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2020-04 Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). This update is intended to provide relief to to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The optional amendments are effective for all entities as of March 12, 2020, through December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

Revenue from contracts with customers	Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract. Deferred revenue - The deferred revenue balance of $22 million reported in "Other current liabilities" at June 30, 2020 is expected to be realized within the next twelve months and $11 million reported in "Other non-current liabilities" is expected to be realized within the following next twelve months. The deferred revenue included above consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at June 30, 2020. The actual timing of recognition of such amounts may vary due to factors outside of our control.
Leases
Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
2.We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
3.The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.
4.Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

Credit risk and concentration of risk	We have financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of our counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. However, we are exposed to a higher level of credit risk on certain related party receivable balances. Please refer to note 3 for details of allowances established for credit losses.
Foreign exchange risk
Foreign exchange risk
As is customary in the oil and gas industry, most of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposure primarily relates to foreign denominated cash and working capital balances. Historically, these exposures have not caused a significant amount of fluctuation in net income or cash flows and therefore we have not hedged them.
Interest rate risk	Interest rate riskOur exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements.